Note 9 - Intangible Assets (Tables)	12 Months Ended
Jan. 31, 2019
Notes Tables
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	January 31, 2019	January 31, 2018
Cost
Customer agreements and relationships	177,224	162,772
Existing technology	184,641	174,506
Trade names	7,754	7,532
Non-compete covenants	6,173	5,980
	375,792	350,790
Accumulated amortization
Customer agreements and relationships	82,028	73,621
Existing technology	110,051	92,304
Trade names	4,456	4,221
Non-compete covenants	3,065	2,643
	199,600	172,789
Net	176,192	178,001